Principal Subsidiaries - Summary of Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Parenthetical) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Dec. 27, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 27, 2018
Disclosure of subsidiaries [line items]
Reduction in Cash and Cash Equivalent		¥ (1,036)	¥ 1,752	¥ 1,483
Alpine Group [member]
Disclosure of subsidiaries [line items]
Special dividend declared					¥ 100
Reduction in Cash and Cash Equivalent	¥ (4,067)	¥ (11,420)	¥ 396	¥ 4,026
Aggregate amount of dividend distributed	¥ 6,895